PRODUCT WARRANTY PROVISION (Tables)	6 Months Ended
Jun. 30, 2026
Guarantees and Product Warranties [Abstract]
SCHEDULE OF MOVEMENT OF PRODUCT WARRANTY PROVISION

The movement of product warranty provision is as following:

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Balance at beginning of period	$84,422	$-
Additions	108,876	-
Foreign exchange adjustment	3,828	-
Balance at end of period	197,126	-
Less: Current portion	182,006	-
Non-current portion	$15,120	-